ASSETS HELD FOR SALE AND INVENTORIES, NET - Balance of assets held for sale (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	$ 82,503	$ 124,395
Impairment	(2,094)	(3,366)
Investments held for sale	0	0
Non-current assets held for sale
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	82,503	124,395
Cost	84,597	127,761
Impairment	(2,094)	(3,366)
Non-current assets held for sale | Colombia
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	28,116	64,527
Cost	28,418	66,039
Impairment	(302)	(1,512)
Non-current assets held for sale | Panama
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	46,005	52,103
Cost	47,595	53,680
Impairment	(1,590)	(1,577)
Non-current assets held for sale | El Salvador
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	4,918	6,190
Cost	5,120	6,333
Impairment	(202)	(143)
Non-current assets held for sale | Guatemala
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	3,464	1,575
Cost	3,464	1,709
Impairment	0	(134)
Real estate for residential purposes | Non-current assets held for sale
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	70,252	112,789
Cost	72,088	115,618
Impairment	(1,836)	(2,829)
Real estate for residential purposes | Non-current assets held for sale | Colombia
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	26,138	61,973
Cost	26,348	63,417
Impairment	(210)	(1,444)
Real estate for residential purposes | Non-current assets held for sale | Panama
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	35,732	43,940
Cost	37,156	45,068
Impairment	(1,424)	(1,128)
Real estate for residential purposes | Non-current assets held for sale | El Salvador
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	4,918	5,301
Cost	5,120	5,424
Impairment	(202)	(123)
Real estate for residential purposes | Non-current assets held for sale | Guatemala
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	3,464	1,575
Cost	3,464	1,709
Impairment	0	(134)
Machinery and equipment | Non-current assets held for sale
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	3,277	4,799
Cost	3,454	5,270
Impairment	(177)	(471)
Machinery and equipment | Non-current assets held for sale | Colombia
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	1,978	2,554
Cost	2,070	2,622
Impairment	(92)	(68)
Machinery and equipment | Non-current assets held for sale | Panama
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	1,299	2,245
Cost	1,384	2,648
Impairment	(85)	(403)
Machinery and equipment | Non-current assets held for sale | El Salvador
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	0	0
Cost	0	0
Impairment	0	0
Machinery and equipment | Non-current assets held for sale | Guatemala
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	0	0
Cost	0	0
Impairment	0	0
Real estate different from residential properties | Non-current assets held for sale
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	8,974	6,807
Cost	9,055	6,873
Impairment	(81)	(66)
Real estate different from residential properties | Non-current assets held for sale | Colombia
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	0	0
Cost	0	0
Impairment	0	0
Real estate different from residential properties | Non-current assets held for sale | Panama
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	8,974	5,918
Cost	9,055	5,964
Impairment	(81)	(46)
Real estate different from residential properties | Non-current assets held for sale | El Salvador
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	0	889
Cost	0	909
Impairment	0	(20)
Real estate different from residential properties | Non-current assets held for sale | Guatemala
Disclosure of Assets Held For Sale And Inventories [Line Items]
Assets held for sale	0	0
Cost	0	0
Impairment	$ 0	$ 0